Non-Controlling Interest in Consolidated Subsidiaries - Summary of Changes in FEMSA's Non-Controlling Interest (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 MXN ($)		Dec. 31, 2019 USD ($)	[2]	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Balance at beginning of the period	$ 78,489
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA						$ 4,082
Balance at end of the period	73,762	[1]	$ 3,911		$ 78,489
Non-controlling interest [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Balance at beginning of the period	78,489				86,621	74,266
Net income of non-controlling interest	7,349				9,089	(5,202)
Other comprehensive income (loss):	(4,552)				(4,080)	7,240
Exchange differences on translation of foreign operation	(3,833)				(4,016)	7,349
Remeasurements of the net defined benefits liability	(271)				155	30
Valuation of the effective portion of derivative financial instruments	(448)				(219)	(139)
Dividends	(3,945)				(3,713)	(3,622)
Share based payment	(12)				31	50
Acquisition of Socofar non-controlling interest	(3,530)
Other acquisitions and remeasurements	32				413	(50)
(Derecognition) contribution from non-controlling interest					(11,140)	11,072
Capitalization of issued shares to former owners of Vonpar in Coca-Cola FEMSA						2,867
Balance at end of the period	73,762				78,489	$ 86,621
Non-controlling interest [member] | IAS 29 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accounting standard adoption effects					1,418
Non-controlling interest [member] | Impact of adopting IFRIC 23 and IFRS 9 [member]
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Accounting standard adoption effects	$ (69)				$ (150)

[1]	The Company initially adopted IFRS 16 at January 1st, 2019 using the modified retrospectively approach under which the comparative information is not restated. – See Note 2.4.1
[2]	Convenience translation to U.S. dollars ($) – See Note 2.2.3